Financial Risk Management - Changes of Financial Assets Classified as Level 3 (Parenthetical) (Detail) - Level 3 [member] ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL and gain on valuation of derivatives	₩ 222,257
Available-for-sale financial assets	₩ 15,342